Comprehensive Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of comprehensive income [abstract]
Revenue	$ 57,710,204	$ 23,422,623	$ 30,862,476
Cost of sales	57,664,749	20,277,309	20,777,779
Gross profit	45,455	3,145,314	10,084,697
Administrative expenses	78,422,622	59,941,972	2,936,013
Selling expenses	27,719,888	15,721,328	5,892,146
Transaction costs	13,654,851	0	0
Other	0	0	132,732
Operating income (loss)	(119,751,906)	(72,517,986)	1,123,806
Finance costs	8,332,477	8,667,405	4,112,475
Foreign exchange loss (gain)	1,036,840	(681,194)	78,663
Change in fair value of share warrant obligations	(85,795,903)	16,847,470	0
Loss before income taxes	(43,325,320)	(97,351,667)	(3,067,332)
Income taxes	0	0	4,000
Net loss	(43,325,320)	(97,351,667)	(3,071,332)
Item that will be subsequently reclassified to net loss
Foreign currency translation adjustment	321,188	(4,630,873)	234,375
Comprehensive loss	$ (43,004,132)	$ (101,982,540)	$ (2,836,957)
Loss per share
Basic loss per share (in USD per share)	$ (0.27)	$ (0.88)	$ (0.03)
Diluted loss per share (in USD per share)	$ (0.27)	$ (0.88)	$ (0.03)